Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,541,469	$ 1,631,899
Accumulated Amortization	745,184	716,416
Net Carrying Amount	$ 796,285	$ 915,483
Weighted Average Remaining Life (Years)	7 years 5 months	7 years 11 months
Net Carrying Amount (excluding goodwill)	$ 796,285	$ 915,483
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,028,197	1,103,092
Accumulated Amortization	(474,518)	466,144
Net Carrying Amount	$ 553,679	$ 636,948
Weighted Average Remaining Life (Years)	8 years 5 months	9 years 1 month
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 451,669	$ 457,567
Accumulated Amortization	(245,191)	225,137
Net Carrying Amount	$ 206,478	$ 232,430
Weighted Average Remaining Life (Years)	4 years 7 months	5 years 1 month
Trade names, trademarks and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 61,006	$ 67,252
Accumulated Amortization	(24,983)	(21,996)
Net Carrying Amount	$ 36,023	$ 45,256
Weighted Average Remaining Life (Years)	6 years 8 months	7 years 1 month
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 597	$ 3,988
Accumulated Amortization	492	3,139
Net Carrying Amount	$ 105	$ 849
Weighted Average Remaining Life (Years)	1 year	1 year